UNAUDITED CONDENSED STATEMENT OF OPERATION - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020
General and administrative expenses	$ 1,464,692	$ 1,023,664	$ 8,739		$ 3,972,649
Loss from operations	(5,733,990)	(1,409,258)	(9,029)		(13,114,805)
Other income:
Net loss	$ (5,784,421)	$ (1,582,834)	$ (9,224)		$ (13,373,003)
Basic and diluted weighted average common shares outstanding	15,799,284	172,291			10,783,895
Basic and diluted net loss per share	$ (0.37)	$ (9.19)			$ (1.24)
Therapeutics Acquisition Corp.
Formation and operating costs	$ 1,402,386			$ 317,908
Loss from operations	(1,402,386)			(317,908)
Other income:
Interest earned on marketable securities held in Trust Account	3,346			6,395
Net loss	$ (1,399,040)			$ (311,513)
Therapeutics Acquisition Corp. | Class A common shares
Other income:
Basic and diluted weighted average common shares outstanding	13,570,000			13,570,000
Basic and diluted net loss per share	$ 0.00			$ 0.00
Therapeutics Acquisition Corp. | Class B common stock
Other income:
Basic and diluted weighted average common shares outstanding	3,863,900			3,708,573
Basic and diluted net loss per share	$ (0.36)			$ (0.09)